NYSE Euronext

Received SEC
OCT 17 2011
Washington, DC

Clinton W. Clark
Senior Analyst
Listing Compliance

11 Wall Street
New York, NY 10005
T +1 212 656-4632
F +1 212 656-5780
cclark2@nyx.com

11008257

October 17, 2011

Ms. Velma Smith, Branch
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

NYSE ARCA
001-33434

Re: Issuer: Credit Suisse AG
Issuer CIK: 0001053092
SEC File Number: 001-33434
Form 8-A Date: 10/14/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

VelocitySharesTM 3x Long Gold ETN linked to the S&P GSCI® Gold Index Excess Return due October 14, 2031
VelocitySharesTM 3x Long Silver ETN linked to the S&P GSCI® Silver Index Excess Return due October 14, 2031
VelocitySharesTM 2x Long Platinum ETN linked to the S&P GSCI® Platinum Index Excess Return due October 14, 2031
VelocitySharesTM 2x Long Palladium ETN linked to the S&P GSCI® Palladium Index Excess Return due October 14, 2031
VelocitySharesTM 3x Inverse Gold ETN linked to the S&P GSCI® Gold Index Excess Return due October 14, 2031
VelocitySharesTM 3x Inverse Silver ETN linked to the S&P GSCI® Silver Index Excess Return due October 14, 2031
VelocitySharesTM 2x Inverse Platinum ETN linked to the S&P GSCI® Platinum Index Excess Return due October 14, 2031
VelocitySharesTM 2x Inverse Palladium ETN linked to the S&P GSCI® Palladium Index Excess Return due October 14, 2031

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,